Trade payables and other current liabilities (Tables)	9 Months Ended
Sep. 30, 2023
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Trade payables and other current liabilities as of September 30, 2023, and December 31, 2022, are as follows:

	Balance as of September 30,	Balance as of December 31,
	2023	2022
	($ in thousands)
Trade accounts payable	76,808	84,465
Down payments from clients	5,344	11,169
Other accounts payable	54,384	44,596
Total	136,536	140,230